SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION (Rollforward) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Carrying cost:
Balance at beginning of period	$ 2,692,498	$ 2,672,101	$ 2,670,367
Additions during period:
Acquisitions	13,194	11,791	13,844
Capital expenditures	16,426	11,550	1,566
Deletions during period:
Sales and/or transfers to assets held for sale	(15,493)	(2,944)	(13,676)
Balance at end of period	2,706,625	2,692,498	2,672,101
Accumulated depreciation:
Balance at beginning of period	483,017	396,401	307,066
Additions during period:
Depreciation expense	95,058	89,193	94,816
Deletions during period:
Sales and/or transfers to assets held for sale	(10,722)	(2,577)	(5,481)
Balance at end of period	$ 567,353	$ 483,017	$ 396,401